Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Line Items]
Summary of the Option Activities

A summary of the option activities for employees under the 2019 Plan is as follows:

Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		USD	USD	USD
Outstanding as of December 31, 2022	3,794,653	0.05	5.22	1,300	6.3
Exercised	(3,794,653)	—	5.22	—	—
Outstanding as of December 31, 2023	—	—	—	—	—
Outstanding as of December 31, 2024	—	—	—	—	—
Outstanding as of December 31, 2025	—	—	—	—	—
Vested and expected to vest as of December 31, 2025	—	—	—	—	—
Exercisable at December 31, 2025	—	—	—	—	—

A summary of the option activities for non-employees under the 2019 Plan is as follows:

Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		US$	US$	US$
Outstanding as of December 31, 2022	1,300,694	0.0001	5.08	556	7.2
Granted	1,644,576	0.0001	—	—	—
Exercised	(2,945,270)	0.00002	2.24	—	—
Outstanding as of December 31, 2023	—	—	—	—	—
Outstanding as of December 31, 2024	—	—	—	—	—
Outstanding as of December 31, 2025	—	—	—	—	—
Vested and expected to vest as of December 31, 2025	—	—	—	—	—
Exercisable as of December 31, 2025	—	—	—	—	—

Schedule of the Assumptions used to Estimate the Fair Value of the Options

The assumptions used to estimate the fair value of the options granted are as follow:

	For the year ended
	December 31, 2023
Risk-free interest rate		4.0%
Expected volatility		94.5%
Suboptimal exercise factor		2.5
Fair value per ordinary share	US$	0.145
Expected dividend yield		—
Post-vesting forfeiture rate		—